Dec. 19, 2025
QQQ Trust, Series 1
Investment Objective
The Invesco QQQ TrustSM, Series 1 (the “Fund” or “Trust”) seeks to track the investment results, before fees and expenses, of the Nasdaq-100 Index® (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.18%

Other Expenses[1]	None

Total Annual Fund Operating Expenses	0.18%

[1] “Management Fees” and “Other Expenses” have been restated to reflect current fees.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$18	$58	$101	$230

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7.98% of the average value of its portfolio.

Principal Investment Strategies
The Fund will invest substantially all of its assets in the securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, Nasdaq, Inc. (“Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which includes securities of 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market LLC based on market capitalization. Security types generally eligible for inclusion in the Underlying Index are common stocks and tracking stocks as well as American Depositary Receipts (“ADRs”) that represent securities of non-U.S. issuers. Securities of companies organized as real estate investment trusts (“REITs”), securities of Special Purpose Acquisition Companies (“SPACs”), and “when-issued” securities are not eligible for inclusion in the Underlying Index.
The Underlying Index reflects companies from all major sectors, except for companies that are classified as “financials” according to the Industry Classification Benchmark (“ICB”). The Underlying Index weights its component securities using a “modified market capitalization-weighted” methodology, which is a hybrid between equal weighting and conventional capitalization weighting. Under this methodology, no component security may exceed 24% of the weight of the Underlying Index.
As of October 31, 2025, the Underlying Index was comprised of 102 constituents with market capitalizations ranging from $7.2 billion to $4.9 trillion.
The Fund operates as an index fund and is not actively managed, meaning that it does not seek to outperform the Underlying Index. The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of October 31, 2025, the Fund had significant exposure to the information technology sector. The Fund's portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Effective after market close on December 19, 2025, the Fund was reclassified as an open-end management investment company (the “Reclassification”). Prior to the Reclassification, the Fund operated as a unit investment trust (“UIT”). The Fund had the same investment objective and substantially similar investment policies, but differing expenses, when operating as a UIT. The returns prior to the Reclassification reflect the Fund's operation as a UIT.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Year-to-date	September 30, 2025	17.93%
Best Quarter	June 30, 2020	30.20%
Worst Quarter	June 30, 2022	-22.33%

Average Annual Total Returns (for the periods ended December 31, 2024)
	1 Year	5 Years	10 Years
Return Before Taxes	25.58%	19.94%	18.28%
Return After Taxes on Distributions	25.43%	19.75%	18.07%
Return After Taxes on Distributions and Sale of Fund Shares	15.27%	16.26%	15.65%

Nasdaq-100® Index (reflects no deduction for fees, expenses or taxes)	25.88%	20.18%	18.53%

NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes, and reflects no dividends paid by the component companies of the index)	28.64%	16.57%	15.09%

Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.